First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 30.6%
	Banks – 5.0%
56,245	Bank of America Corp., Series HH	5.88%	(a)	$1,548,425
1,397	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	37,565
18,137	Citizens Financial Group, Inc., Series E	5.00%	(a)	449,979
454,429	Fifth Third Bancorp, Series A (c)	6.00%	(a)	12,178,697
63,006	First Citizens BancShares, Inc., Series A	5.38%	(a)	1,590,901
89,744	First Midwest Bancorp, Inc., Series A	7.00%	(a)	2,265,139
674,619	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (d)	6.18%	02/15/40	16,238,079
151,551	JPMorgan Chase & Co., Series DD (c)	5.75%	(a)	4,225,242
21,700	KeyCorp, Series F	5.65%	(a)	584,381
57,956	KeyCorp, Series G	5.63%	(a)	1,588,574
168,733	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	4,387,058
61,104	Regions Financial Corp., Series B (b)	6.38%	(a)	1,673,639
173,761	Truist Financial Corp., Series O (c)	5.25%	(a)	4,665,483
57,102	Truist Financial Corp., Series R	4.75%	(a)	1,438,970
25,601	US Bancorp, Series K	5.50%	(a)	703,771
13,214	Wells Fargo & Co., Series O	5.13%	(a)	332,993
7,996	Wells Fargo & Co., Series P	5.25%	(a)	201,419
166,970	Wells Fargo & Co., Series X	5.50%	(a)	4,257,735
85,578	Wells Fargo & Co., Series Y	5.63%	(a)	2,219,038
249,870	Wintrust Financial Corp., Series E (b) (c)	6.88%	(a)	6,449,145
				67,036,233
	Capital Markets – 1.4%
177,164	Affiliated Managers Group, Inc. (c)	5.88%	03/30/59	4,928,703
24,128	Apollo Global Management, Inc., Series A	6.38%	(a)	648,561
277,154	Apollo Global Management, Inc., Series B	6.38%	(a)	7,630,050
101,323	Morgan Stanley, Series F (b)	6.88%	(a)	2,907,970
19,625	Morgan Stanley, Series K (b)	5.85%	(a)	561,471
46,278	Oaktree Capital Group LLC, Series A	6.63%	(a)	1,255,059
55,590	Oaktree Capital Group LLC, Series B (c)	6.55%	(a)	1,494,259
5,578	State Street Corp., Series G (b)	5.35%	(a)	158,415
				19,584,488
	Consumer Finance – 0.7%
15,671	Capital One Financial Corp., Series F	6.20%	(a)	401,961
246,226	Capital One Financial Corp., Series I	5.00%	(a)	6,150,726
124,519	Capital One Financial Corp., Series J	4.80%	(a)	2,932,422
				9,485,109
	Diversified Financial Services – 1.5%
508,291	Equitable Holdings, Inc., Series A	5.25%	(a)	12,498,876
264,531	National Rural Utilities Cooperative Finance Corp. (c)	5.50%	05/15/64	7,144,982
				19,643,858
	Diversified Telecommunication Services – 1.5%
307,305	AT&T, Inc., Series C	4.75%	(a)	7,707,210
21,333	Qwest Corp.	6.63%	09/15/55	529,272
98,542	Qwest Corp.	7.00%	02/01/56	2,522,675
135,804	Qwest Corp.	6.50%	09/01/56	3,327,198
217,759	Qwest Corp. (c)	6.75%	06/15/57	5,533,256
				19,619,611
	Equity Real Estate Investment Trusts – 1.0%
209,282	Digital Realty Trust, Inc., Series L (c)	5.20%	(a)	5,619,222
13,761	Farmland Partners, Inc., Series B, steps up 10/01/24 to 10.00% (e)	6.00%	(a)	328,337
79,260	Global Net Lease, Inc., Series A	7.25%	(a)	1,960,100

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Equity Real Estate Investment Trusts (Continued)
12,067	National Storage Affiliates Trust, Series A	6.00%	(a)	$323,637
182,008	Public Storage, Series L (c)	4.63%	(a)	4,763,149
				12,994,445
	Food Products – 2.6%
824,835	CHS, Inc., Series 2 (b) (c)	7.10%	(a)	20,785,842
546,059	CHS, Inc., Series 3 (b) (c)	6.75%	(a)	13,706,081
				34,491,923
	Gas Utilities – 0.5%
197,017	South Jersey Industries, Inc. (c)	5.63%	09/16/79	5,090,919
55,498	Spire, Inc., Series A (c)	5.90%	(a)	1,515,096
				6,606,015
	Independent Power & Renewable Electricity Producers – 0.3%
164,218	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	4,208,907
	Insurance – 8.5%
501,024	Aegon Funding Co., LLC	5.10%	12/15/49	12,560,672
571,433	American Equity Investment Life Holding Co., Series A (b) (c)	5.95%	(a)	13,342,961
233,008	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	5,808,889
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,311,381
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,672,876
18,724	Arch Capital Group Ltd., Series E	5.25%	(a)	477,087
9,828	Arch Capital Group Ltd., Series F	5.45%	(a)	258,870
57,810	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,451,031
352,242	Aspen Insurance Holdings Ltd. (c)	5.63%	(a)	8,925,812
16,214	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	428,698
679,496	Athene Holding Ltd., Series A (b) (c)	6.35%	(a)	17,707,666
202,453	Athene Holding Ltd., Series C (b)	6.38%	(a)	5,302,244
81,045	Axis Capital Holdings Ltd., Series E	5.50%	(a)	2,074,752
552,538	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c) (d)	3.58%	05/15/37	11,741,432
164,430	Enstar Group Ltd., Series D (b) (c)	7.00%	(a)	4,411,657
175,443	Global Indemnity Ltd.	7.88%	04/15/47	4,454,498
5,334	Hanover Insurance Group (The), Inc.	6.35%	03/30/53	135,484
17,261	Hartford Financial Services Group (The), Inc., Series G	6.00%	(a)	490,212
31,517	National General Holdings Corp.	7.63%	09/15/55	806,520
46,147	National General Holdings Corp., Series B	7.50%	(a)	1,168,442
184,641	National General Holdings Corp., Series C	7.50%	(a)	4,795,127
2,727	PartnerRe Ltd., Series I	5.88%	(a)	69,511
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	2,769,869
74,873	Prudential Financial, Inc.	5.75%	12/15/52	1,951,190
30,474	Prudential Financial, Inc.	5.70%	03/15/53	790,496
803	Reinsurance Group of America, Inc. (b)	6.20%	09/15/42	21,641
24,290	Reinsurance Group of America, Inc. (b)	5.75%	06/15/56	665,546
197,641	W.R. Berkley Corp. (c)	5.63%	04/30/53	5,006,247
20,354	W.R. Berkley Corp.	5.75%	06/01/56	535,921
645	W.R. Berkley Corp.	5.10%	12/30/59	16,518
				115,153,250
	Mortgage Real Estate Investment Trusts – 0.5%
23,458	AGNC Investment Corp., Series C (b)	7.00%	(a)	551,967
221,445	AGNC Investment Corp., Series F (b)	6.13%	(a)	4,874,004
77,579	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	1,741,649
				7,167,620

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Multi-Utilities – 3.2%
279,941	Algonquin Power & Utilities Corp. (b) (c)	6.88%	10/17/78	$7,656,386
427,251	Algonquin Power & Utilities Corp., Series 19-A (b) (c)	6.20%	07/01/79	11,561,412
16,695	CMS Energy Corp.	5.88%	10/15/78	455,273
3,036	CMS Energy Corp.	5.88%	03/01/79	83,733
7,857	Dominion Energy, Inc., Series A	5.25%	07/30/76	204,439
722,571	Integrys Holding, Inc. (b) (c)	6.00%	08/01/73	18,552,265
104,145	Just Energy Group, Inc., Series A (b)	8.50%	(a)	104,145
154,897	NiSource, Inc., Series B (b) (c)	6.50%	(a)	4,251,922
				42,869,575
	Oil, Gas & Consumable Fuels – 1.5%
167,275	Enbridge, Inc., Series B (b)	6.38%	04/15/78	4,165,148
15,235	Energy Transfer Operating L.P., Series C (b)	7.38%	(a)	276,820
56,761	Energy Transfer Operating L.P., Series D (b)	7.63%	(a)	1,046,105
524,407	Energy Transfer Operating L.P., Series E (b) (c)	7.60%	(a)	9,974,221
108,358	NuStar Energy L.P., Series A (b)	8.50%	(a)	2,083,724
135,233	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (d)	7.01%	01/15/43	2,723,593
				20,269,611
	Real Estate Management & Development – 0.8%
242,025	Brookfield Property Partners L.P., Series A	5.75%	(a)	4,356,450
360,341	Brookfield Property Partners L.P., Series A2 (c)	6.38%	(a)	7,023,046
				11,379,496
	Thrifts & Mortgage Finance – 0.6%
324,719	New York Community Bancorp, Inc., Series A (b) (c)	6.38%	(a)	8,601,806
	Trading Companies & Distributors – 1.0%
398,846	Air Lease Corp., Series A (b)	6.15%	(a)	8,774,612
176,498	WESCO International, Inc., Series A (b)	10.63%	(a)	4,786,626
				13,561,238
	Total $25 Par Preferred Securities			412,673,185
	(Cost $413,571,503)
$100 PAR PREFERRED SECURITIES – 3.9%
	Banks – 3.8%
80,000	AgriBank FCB (b)	6.88%	(a)	8,480,000
179,000	CoBank ACB, Series F (b) (c)	6.25%	(a)	18,526,500
82,220	CoBank ACB, Series G (c)	6.13%	(a)	8,324,775
54,250	CoBank ACB, Series H (b) (c)	6.20%	(a)	5,750,500
102,000	Farm Credit Bank of Texas (b) (c) (f)	6.75%	(a)	10,812,000
				51,893,775
	Consumer Finance – 0.1%
35,000	SLM Corp., Series B, 3 Mo. LIBOR + 1.70% (d)	2.01%	(a)	1,086,400
	Total $100 Par Preferred Securities			52,980,175
	(Cost $52,927,346)
$1,000 PAR PREFERRED SECURITIES – 3.1%
	Banks – 2.2%
3,557	CoBank ACB, 3 Mo. LIBOR + 1.18% (d) (g)	1.45%	(a)	2,205,340
20,566	Wells Fargo & Co., Series L	7.50%	(a)	27,794,949
				30,000,289

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES (Continued)
	Diversified Financial Services – 0.9%
12,000	Compeer Financial ACA (b) (c) (f)	6.75%	(a)	$12,240,000
	Total $1,000 Par Preferred Securities			42,240,289
	(Cost $41,947,073)
$1,000,000 PAR PREFERRED SECURITIES – 1.1%
	Banks – 1.1%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(a)	15,114,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 99.3%
	Banks – 46.8%
$18,335,000	Australia & New Zealand Banking Group Ltd. (b) (c) (f) (j)	6.75%	(a)	20,516,040
10,600,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (j)	6.50%	(a)	10,147,990
5,000,000	Banco Mercantil del Norte S.A. (b) (f) (j)	7.50%	(a)	4,770,300
8,000,000	Banco Mercantil del Norte S.A. (b) (f) (j)	7.63%	(a)	7,640,000
7,400,000	Banco Mercantil del Norte S.A. (b) (f) (j)	8.38%	(a)	7,487,320
11,600,000	Banco Santander S.A. (b) (j) (k)	7.50%	(a)	12,004,562
9,900,000	Bank of America Corp., Series X (b) (c)	6.25%	(a)	10,762,354
15,300,000	Bank of Nova Scotia (The) (b) (c)	4.90%	(a)	15,756,858
40,000	Barclays Bank PLC (f)	10.18%	06/12/21	42,970
29,561,000	Barclays PLC (b) (c) (j) (k)	7.88%	(a)	30,420,634
33,000,000	Barclays PLC (b) (c) (j)	8.00%	(a)	34,956,193
8,550,000	BBVA Bancomer S.A. (b) (f) (j)	5.88%	09/13/34	8,414,824
4,300,000	BNP Paribas S.A. (b) (f) (j)	7.38%	(a)	4,781,364
15,100,000	Citigroup, Inc. (b) (c)	5.90%	(a)	15,826,687
6,000,000	Citigroup, Inc., Series P (b) (c)	5.95%	(a)	6,417,562
12,150,000	Citigroup, Inc., Series U (b) (c)	5.00%	(a)	12,204,933
3,500,000	Citizens Financial Group, Inc., Series C (b) (c)	6.38%	(a)	3,377,500
9,800,000	Citizens Financial Group, Inc., Series F (b) (c)	5.65%	(a)	10,412,500
25,000,000	CoBank ACB, Series I (b) (c)	6.25%	(a)	25,750,000
5,000,000	Comerica, Inc. (b) (c)	5.63%	(a)	5,351,500
20,000,000	Credit Agricole S.A. (b) (c) (f) (j)	6.88%	(a)	21,113,900
11,600,000	Credit Agricole S.A. (b) (c) (f) (j)	7.88%	(a)	12,773,456
29,240,000	Credit Agricole S.A. (b) (c) (f) (j)	8.13%	(a)	34,203,227
9,080,000	Danske Bank A.S. (b) (j) (k)	6.13%	(a)	9,226,923
6,740,000	Danske Bank A.S. (b) (j) (k)	7.00%	(a)	7,118,276
3,450,000	Farm Credit Bank of Texas, Series 3 (b) (c) (f)	6.20%	(a)	3,473,063
7,500,000	Farm Credit Bank of Texas, Series 4 (b) (c) (f)	5.70%	(a)	7,908,567
9,400,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	9,588,000
15,500,000	HSBC Holdings PLC (b) (c) (j)	6.38%	(a)	15,554,548
15,900,000	Huntington Bancshares, Inc., Series F (b) (c)	5.63%	(a)	17,589,057
9,160,000	ING Groep N.V. (b) (j)	5.75%	(a)	9,392,801
13,920,000	ING Groep N.V. (b) (j)	6.50%	(a)	14,519,256
18,800,000	ING Groep N.V. (b) (c) (j) (k)	6.88%	(a)	19,729,246
16,200,000	Intesa Sanpaolo S.p.A. (b) (f) (j)	7.70%	(a)	16,652,482
10,300,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (c) (d)	3.62%	(a)	9,660,252
13,045,000	Lloyds Banking Group PLC (b) (j)	6.75%	(a)	13,479,855
21,213,000	Lloyds Banking Group PLC (b) (j)	7.50%	(a)	22,426,808
2,800,000	Lloyds Banking Group PLC (b) (j)	7.50%	(a)	2,976,274
2,900,000	Natwest Group PLC (b) (j)	6.00%	(a)	3,052,250
1,200,000	Natwest Group PLC (b) (c) (j)	8.00%	(a)	1,355,664
24,400,000	Nordea Bank Abp (b) (c) (f) (j)	6.63%	(a)	26,463,874
6,000,000	Regions Financial Corp., Series D (b) (c)	5.75%	(a)	6,405,000

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,200,000	Skandinaviska Enskilda Banken AB (b) (j) (k)	5.63%	(a)	$1,221,150
16,500,000	Societe Generale S.A. (b) (c) (f) (j)	7.38%	(a)	16,897,650
15,950,000	Societe Generale S.A. (b) (c) (f) (j)	7.88%	(a)	16,977,898
9,400,000	Standard Chartered PLC (b) (f) (j)	6.00%	(a)	9,547,486
65,000	Standard Chartered PLC (b) (k)	7.01%	(a)	73,701
1,700,000	Standard Chartered PLC (b) (c) (f) (j)	7.75%	(a)	1,794,333
825,000	Standard Chartered PLC (b) (j) (k)	7.75%	(a)	870,779
4,800,000	Swedbank AB (b) (j) (k)	6.00%	(a)	4,918,555
7,400,000	Truist Financial Corp., Series P (b) (c)	4.95%	(a)	7,918,000
11,200,000	Truist Financial Corp., Series Q (b) (c)	5.10%	(a)	12,180,000
21,201,000	UniCredit S.p.A. (b) (c) (j) (k)	8.00%	(a)	22,170,946
5,000,000	UniCredit S.p.A. (b) (f)	5.46%	06/30/35	5,173,510
				631,448,878
	Capital Markets – 9.6%
12,296,000	Apollo Management Holdings L.P. (b) (c) (f)	4.95%	01/14/50	11,394,411
8,500,000	Bank of New York Mellon (The) Corp., Series G (b) (c)	4.70%	(a)	9,224,880
19,000,000	Charles Schwab (The) Corp., Series G (b) (c)	5.38%	(a)	20,852,500
16,800,000	Credit Suisse Group AG (b) (f) (j)	6.38%	(a)	17,706,612
5,100,000	Credit Suisse Group AG (b) (f) (j)	7.25%	(a)	5,428,669
7,829,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	8,616,793
22,250,000	Credit Suisse Group AG (b) (c) (f) (j)	7.50%	(a)	23,478,979
23,900,000	Goldman Sachs Group (The), Inc., Series Q (b) (c)	5.50%	(a)	25,646,610
300,000	Goldman Sachs Group (The), Inc., Series R (b) (c)	4.95%	(a)	301,344
1,000,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (d)	3.89%	(a)	940,018
4,800,000	UBS Group AG (b) (j) (k)	6.88%	(a)	5,184,019
1,165,000	UBS Group AG (b) (f) (j)	7.00%	(a)	1,237,003
				130,011,838
	Diversified Financial Services – 0.9%
11,949,000	Voya Financial, Inc. (b) (c)	5.65%	05/15/53	12,435,982
	Diversified Telecommunication Services – 1.9%
14,772,000	Koninklijke KPN N.V. (b) (c) (f)	7.00%	03/28/73	16,186,493
8,250,000	Koninklijke KPN N.V. (b) (c) (k)	7.00%	03/28/73	9,039,979
				25,226,472
	Electric Utilities – 7.2%
1,588,000	Duke Energy Corp. (b) (c)	4.88%	(a)	1,641,742
59,786,000	Emera, Inc., Series 16-A (b) (c)	6.75%	06/15/76	66,556,466
24,528,000	Enel S.p.A. (b) (c) (f)	8.75%	09/24/73	28,532,196
				96,730,404
	Energy Equipment & Services – 2.4%
25,600,000	Transcanada Trust (b) (c)	5.50%	09/15/79	26,802,304
5,000,000	Transcanada Trust, Series 16-A (b)	5.88%	08/15/76	5,386,013
				32,188,317
	Food Products – 5.0%
6,000,000	Dairy Farmers of America, Inc. (c) (g)	7.13%	(a)	5,157,210
17,788,000	Land O’Lakes Capital Trust I (c) (g)	7.45%	03/15/28	19,833,620
10,000,000	Land O’Lakes, Inc. (c) (f)	7.25%	(a)	9,242,950
33,000,000	Land O’Lakes, Inc. (c) (f)	8.00%	(a)	32,670,000
				66,903,780

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.4%
$4,900,000	AES Gener S.A. (b) (f)	6.35%	10/07/79	$4,815,843
	Insurance – 13.5%
13,968,000	Asahi Mutual Life Insurance Co. (b) (c) (k)	6.50%	(a)	15,060,589
4,039,000	Asahi Mutual Life Insurance Co. (b) (c) (k)	7.25%	(a)	4,306,995
17,585,000	Assurant, Inc. (b) (c)	7.00%	03/27/48	18,403,490
2,000,000	Assured Guaranty Municipal Holdings, Inc. (b) (f)	6.40%	12/15/66	1,935,000
16,490,000	AXIS Specialty Finance LLC (b) (c)	4.90%	01/15/40	15,492,153
15,300,000	Fortegra Financial Corp. (b) (c) (g)	8.50%	10/15/57	16,999,203
6,200,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (d) (f)	2.52%	02/12/47	4,970,819
2,000,000	La Mondiale SAM (b) (c) (k)	5.88%	01/26/47	2,199,510
4,723,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (d)	2.74%	05/17/66	3,314,342
18,700,000	Markel Corp. (b) (c)	6.00%	(a)	19,705,125
1,219,000	MetLife, Inc.	6.40%	12/15/36	1,510,792
3,000,000	Nationwide Financial Services Capital Trust (c) (l)	7.90%	03/01/37	3,514,095
2,910,000	Nationwide Financial Services, Inc. (c)	6.75%	05/15/37	3,356,359
12,900,000	QBE Insurance Group Ltd. (b) (c) (f)	5.88%	(a)	13,545,000
24,300,000	QBE Insurance Group Ltd. (b) (c) (f)	7.50%	11/24/43	27,129,249
22,465,000	QBE Insurance Group Ltd. (b) (c) (k)	6.75%	12/02/44	24,868,867
7,000,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (d)	2.98%	12/15/65	5,635,000
				181,946,588
	Metals & Mining – 0.2%
2,700,000	BHP Billiton Finance USA Ltd. (b) (c) (f)	6.75%	10/19/75	3,192,899
	Multi-Utilities – 1.1%
1,900,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	1,889,168
6,400,000	NiSource, Inc. (b) (c)	5.65%	(a)	6,243,136
6,000,000	Sempra Energy (b) (c)	4.88%	(a)	6,226,800
				14,359,104
	Oil, Gas & Consumable Fuels – 6.7%
8,600,000	BP Capital Markets PLC (b) (c)	4.88%	(a)	9,245,000
1,200,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	807,799
5,515,000	DCP Midstream Operating L.P. (b) (f)	5.85%	05/21/43	4,215,087
4,000,000	Enbridge, Inc. (b) (c)	5.50%	07/15/77	3,774,487
24,100,000	Enbridge, Inc. (b) (c)	6.25%	03/01/78	23,901,054
19,000,000	Enbridge, Inc., Series 16-A (b) (c)	6.00%	01/15/77	18,831,749
11,200,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	11,439,096
20,365,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (d)	3.70%	11/01/66	10,248,686
3,000,000	Energy Transfer Operating L.P., Series G (b)	7.13%	(a)	2,497,500
6,500,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (d)	3.13%	06/01/67	4,856,768
				89,817,226
	Trading Companies & Distributors – 2.2%
38,445,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	29,541,330
	Transportation Infrastructure – 1.4%
18,772,000	AerCap Global Aviation Trust (b) (f)	6.50%	06/15/45	15,003,521
3,844,000	BNSF Funding Trust I (b) (c)	6.61%	12/15/55	4,225,498
				19,229,019
	Total Capital Preferred Securities			1,337,847,680
	(Cost $1,318,889,550)

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.7%
	Aerospace & Defense – 0.3%
$2,900,000	Boeing (The) Co.	5.81%	05/01/50	$3,413,973
	Insurance – 0.4%
6,600,000	AmTrust Financial Services, Inc. (c)	6.13%	08/15/23	5,962,069
	Total Corporate Bonds and Notes			9,376,042
	(Cost $9,507,376)
FOREIGN CORPORATE BONDS AND NOTES – 0.2%
	Diversified Financial Services – 0.2%
2,400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	2,578,130
	(Cost $2,374,588)

Shares	Description	Value
RIGHTS – 0.0%
	Multi-Utilities – 0.0%
115,947	Just Energy Group, Inc., expiring 8/28/20 (h) (l) (m)	0
	(Cost $0)
	Total Investments – 138.9%	1,872,809,501
	(Cost $1,855,207,436) (n)
	Outstanding Loan – (41.7)%	(562,000,000)
	Net Other Assets and Liabilities – 2.8%	37,056,997
	Net Assets – 100.0%	$1,347,866,498

Interest Rate Swap Agreements:
Counterparty	Floating Rate (1)	Expiration Date	Notional Amount	Fixed Rate (1)	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia	1 month LIBOR	01/23/25	$165,000,000	1.786%	$(12,462,487)

(1)	The Fund pays the fixed rate and receives the floating rate. The floating rate on July 31, 2020 was 0.176%.

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	Floating rate security.
(e)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (“Stonebridge”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $478,985,788 or 35.5% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2020, securities noted as such are valued at $15,114,000 or 1.1% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2020, securities noted as such amounted to $507,228,939 or 26.6% of managed assets. Of these securities, 5.6% originated in emerging markets, and 94.4% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by Stonebridge.
(m)	Non-income producing security.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $65,822,743 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $60,683,165. The net unrealized appreciation was $5,139,578. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 115,153,250	$ 93,657,692	$ 21,495,558	$ —
Multi-Utilities	42,869,575	24,317,310	18,552,265	—
Other industry categories*	254,650,360	254,650,360	—	—
$100 Par Preferred Securities:
Banks	51,893,775	—	51,893,775	—
Consumer Finance	1,086,400	1,086,400	—	—
$1,000 Par Preferred Securities:
Banks	30,000,289	27,794,949	2,205,340	—
Diversified Financial Services	12,240,000	—	12,240,000	—
$1,000,000 Par Preferred Securities*	15,114,000	—	—	15,114,000
Capital Preferred Securities*	1,337,847,680	—	1,337,847,680	—
Corporate Bonds and Notes*	9,376,042	—	9,376,042	—
Foreign Corporate Bonds and Notes*	2,578,130	—	2,578,130	—
Rights*	—**	—	—**	—
Total Investments	$ 1,872,809,501	$ 401,506,711	$ 1,456,188,790	$ 15,114,000
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Interest Rate Swap Agreement	$ (12,462,487)	$ —	$ (12,462,487)	$ —

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Par Preferred Securities are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2019
$1,000,000 Par Preferred Securities	$14,525,256
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	588,744
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at July 31, 2020
$1,000,000 Par Preferred Securities	15,114,000
Total Level 3 holdings	$15,114,000
There was a net change of $588,744 in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2020.

Restricted Securities
As of July 31, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 1.45%	3/29/18	3,557	$620.00	$2,409,868	$2,205,340	0.16%
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	85.95	6,000,000	5,157,210	0.38
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	111.11	15,344,237	16,999,203	1.26
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,259,500.00	15,990,000	15,114,000	1.12
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	6/6/14 - 2/25/19	$17,788,000	111.50	18,479,690	19,833,620	1.47
				$58,223,795	$59,309,373	4.39%